Note 6 - Investments in Equity Method Investees (Details) - Balances Associated with Equity Method Investees In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Equity Method Investments [Member] USD ($)	Mar. 31, 2014 Equity Method Investments [Member] JPY (¥)	Mar. 31, 2013 Equity Method Investments [Member] JPY (¥)	Mar. 31, 2012 Equity Method Investments [Member] JPY (¥)
Related Party Transaction [Line Items]
Accounts receivable					$ 419	¥ 43,170	¥ 52,422
Accounts payable					394	40,613	39,734
Revenues	1,109,655	114,272,351	106,248,486	97,314,605	5,227	538,288	598,765	624,718
Costs and expenses	$ 1,054,078	¥ 108,549,039	¥ 98,495,844	¥ 90,961,122	$ 4,383	¥ 451,342	¥ 456,892	¥ 403,400